POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Net Periodic Cost Postretirement) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned During the Period	$ 78	$ 62	$ 68
Interest Cost on Benefit Obligation	83	96	98
Total Net Periodic Benefit Cost	96	93	122
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost for Benefits Earned During the Period	9	10	10
Interest Cost on Benefit Obligation	6	10	10
Amortization of Prior Service Credit	(1)	(1)	(1)
Amortization of Actuarial Gain	(5)	(6)	0
Total Net Periodic Benefit Cost	$ 9	$ 13	$ 19